Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DIMENSIONAL ETF TRUST
Entity Central Index Key	0001816125
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Dimensional California Municipal Bond ETF
Shareholder Report [Line Items]
Fund Name	Dimensional California Municipal Bond ETF
Class Name	Dimensional California Municipal Bond ETF
Trading Symbol	DFCA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional California Municipal Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional California Municipal Bond ETF	$19	0.19%[1]
[1]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.19%	[1]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 2.77% for the Fund and 4.38% for the S&P Intermediate Term California AMT-Free Municipal Bond Index, the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•
Within the Fund’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term bonds outperforming shorter and longer-term California municipal bonds.

Relative to the benchmark, the Fund’s:
•	Shorter duration detracted from relative performance during a period when shorter-term California municipal bonds underperformed intermediate-term California municipal bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (06/26/2023)
Dimensional California Municipal Bond ETF – NAV	2.77%	2.75%
S&P National AMT-Free Municipal Bond Index	3.77%	3.38%
S&P Intermediate Term California AMT-Free Municipal Bond Index	4.38%	3.47%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 562,726,000
Holdings Count | $ / shares	419
Advisory Fees Paid, Amount	$ 681,000
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$562,726
Number of Holdings	419
Net Advisory Fees Paid (Thousands)	$681
Portfolio Turnover Rate	57%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)
General Obligation	30.8%
School District	21.3%
General	18.6%
Water	7.8%
Medical	7.6%
Higher Education	6.2%
Power	3.7%
Financials	2.1%
Transportation	1.3%
Education	0.3%
Utilities	0.2%
Airport	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	13.3%
1 to 3 Years	12.5%
3 to 5 Years	9.6%
5 to 10 Years	17.3%
Greater than 10 Years	47.3%

Material Fund Change [Text Block]
How Did the Fund Change?
Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2025, Dimensional Fund Advisors Ltd. and DFA Australia Limited no longer serve as sub-advisors to the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Fund.
Material Fund Change Adviser [Text Block]	Effective February 28, 2025, Dimensional Fund Advisors Ltd. and DFA Australia Limited no longer serve as sub-advisors to the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Core Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Core Fixed Income ETF
Class Name	Dimensional Core Fixed Income ETF
Trading Symbol	DFCF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional Core Fixed Income ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Core Fixed Income ETF	$18	0.17%[1]
[2]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%	[2]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 6.88% for the Fund and 6.16% for the
Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
•	Within the Fund’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term bonds outperforming shorter- and longer-term bonds.
•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Fund’s:
•
Underweight to short-term bonds, exclusion of bonds with maturities longer than 20-years, and overweight to intermediate-term bonds contributed positively to relative performance during a period when intermediate-term bonds outperformed shorter- and longer-term bonds.

•	Overweight to corporate bonds also contributed positively as corporate bonds outperformed government bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (11/15/2021)
Dimensional Core Fixed Income ETF – NAV	6.88%	-0.06%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.07%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 8,443,061,000
Holdings Count | $ / shares	1,549
Advisory Fees Paid, Amount	$ 10,484,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$8,443,061
Number of Holdings	1,549
Net Advisory Fees Paid (Thousands)	$10,484
Portfolio Turnover Rate	23%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
U.S. Treasury Obligation	38.0%
U.S. Government Agency Mortgages	20.7%
Financials	14.5%
Energy	5.1%
Health Care	4.3%
Communication Services	2.9%
Information Technology	2.6%
Utilities	2.5%
Consumer Staples	2.3%
Real Estate	2.1%
Consumer Discretionary	1.7%
Industrials	1.3%
Sovereign Bond	1.0%
Materials	1.0%

Maturity Allocation (% of Total Investments)
Less than 1 Year	11.1%
1 to 3 Years	13.6%
3 to 5 Years	8.6%
5 to 10 Years	26.3%
Greater than 10 Years	40.4%
[3]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Emerging Core Equity Market ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Emerging Core Equity Market ETF
Class Name	Dimensional Emerging Core Equity Market ETF
Trading Symbol	DFAE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional Emerging Core Equity Market ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Core Equity Market ETF	$40	0.35%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 26.10% for the Fund and 26.10% for the MSCI Emerging Markets IMI Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and underperformed other large cap stocks. Mid cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices. High profitability stocks outperformed low profitability stocks within both large caps and small caps.
Relative to the benchmark, the Fund’s:
•	Emphasis on stocks with higher profitability contributed.
•	Emphasis on stocks with smaller market capitalizations detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (12/01/2020)
Dimensional Emerging Core Equity Market ETF – NAV	26.10%	7.58%
MSCI Emerging Markets IMI Index (net div.)	26.10%	5.87%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 7,182,365,000
Holdings Count | $ / shares	6,379
Advisory Fees Paid, Amount	$ 19,719,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$7,182,365
Number of Holdings	6,379
Net Advisory Fees Paid (Thousands)	$19,719
Portfolio Turnover Rate	6%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co., Ltd.	10.3%
Tencent Holdings, Ltd.	4.2%
Samsung Electronics Co., Ltd.	2.6%
Alibaba Group Holding, Ltd., Class W	2.3%
SK hynix, Inc.	1.9%
China Construction Bank Corp., Class H	0.9%
Hon Hai Precision Industry Co., Ltd.	0.8%
PDD Holdings, Inc.	0.8%
Meituan, Class W	0.7%
Alibaba Group Holding, Ltd.	0.7%

Top Countries (% of Total Investments)
China	27.5%
Taiwan	21.3%
India	16.7%
Korea, Republic of	12.9%
Brazil	3.6%
Saudi Arabia	3.1%
South Africa	3.0%
Mexico	1.7%
United Arab Emirates	1.5%
Indonesia	1.3%
[4],[5]
Material Fund Change [Text Block]	How Did the Fund Change? Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Emerging Markets Core Equity 2 ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Emerging Markets Core Equity 2 ETF
Class Name	Dimensional Emerging Markets Core Equity 2 ETF
Trading Symbol	DFEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional Emerging Markets Core Equity 2 ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets Core Equity 2 ETF	$44	0.39%[1]
[6]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.39%	[6]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 24.74% for the Fund and 26.10% for the MSCI Emerging Markets IMI Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and underperformed other large cap stocks. Mid cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices. High profitability stocks outperformed low profitability stocks within both large caps and small caps.
Relative to the benchmark, the Fund’s:
•	Emphasis on stocks with smaller market capitalizations detracted.
•	Emphasis on value stocks detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (04/26/2022)
Dimensional Emerging Markets Core Equity 2 ETF – NAV	24.74%	10.93%
MSCI Emerging Markets IMI Index (net div.)	26.10%	11.24%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 6,622,105,000
Holdings Count | $ / shares	6,620
Advisory Fees Paid, Amount	$ 17,034,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$6,622,105
Number of Holdings	6,620
Net Advisory Fees Paid (Thousands)	$17,034
Portfolio Turnover Rate	9%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co., Ltd.	7.0%
Tencent Holdings, Ltd.	3.3%
Samsung Electronics Co., Ltd.	2.2%
SK hynix, Inc.	1.8%
Alibaba Group Holding, Ltd., Class W	1.6%
China Construction Bank Corp., Class H	0.8%
PDD Holdings, Inc.	0.7%
Ping An Insurance Group Co. of China, Ltd.	0.6%
Hon Hai Precision Industry Co., Ltd.	0.6%
ICICI Bank, Ltd.	0.5%

Top Countries (% of Total Investments)
China	28.3%
Taiwan	20.9%
India	16.7%
Korea, Republic of	12.8%
Brazil	3.4%
South Africa	3.0%
Saudi Arabia	3.0%
Mexico	1.6%
United Arab Emirates	1.5%
Indonesia	1.4%
[7],[8]
Material Fund Change [Text Block]
How Did the Fund Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2025:
•	Allen Pu no longer serves as a portfolio manager to the Fund.
•	Joseph F. Hohn no longer serves as a portfolio manager to the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Emerging Markets ex China Core Equity ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Emerging Markets ex China Core Equity ETF
Class Name	Dimensional Emerging Markets ex China Core Equity ETF
Trading Symbol	DEXC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional Emerging Markets ex China Core Equity ETF (the “Fund”) for the period of November 13, 2024 (date of the Fund’s inception) to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets ex China Core Equity ETF	$45[1]	0.42%2,[3]
[9],[10],[11]
Expenses Paid, Amount	$ 45	[9]
Expense Ratio, Percent	0.42%	[10],[11]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
Since inception on November 13, 2024, through October 31, 2025, total returns were 22.65% for the Fund and 29.38% for the MSCI Emerging Markets ex China Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and underperformed other large cap stocks. Mid cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices. High profitability stocks outperformed low profitability stocks within both large caps and small caps.
Relative to the benchmark, the Portfolio’s:
•	Emphasis on stocks with smaller market capitalizations detracted.
•	Emphasis on value stocks detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

Since Inception (11/13/2024)
Dimensional Emerging Markets ex China Core Equity ETF – NAV	22.65%
MSCI Emerging Markets ex China Index (net div.)	29.38%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 238,007,000
Holdings Count | $ / shares	3,508
Advisory Fees Paid, Amount	$ 297,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$238,007
Number of Holdings	3,508
Net Advisory Fees Paid (Thousands)	$297
Portfolio Turnover Rate	5%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co., Ltd.	9.5%
SK hynix, Inc.	2.8%
Samsung Electronics Co., Ltd.	2.4%
Samsung Electronics Co., Ltd.	1.9%
HDFC Bank, Ltd.	1.1%
ICICI Bank, Ltd.	1.0%
Infosys, Ltd.	0.8%
Bharti Airtel, Ltd.	0.7%
Hon Hai Precision Industry Co., Ltd.	0.7%
Reliance Industries, Ltd., Class A	0.6%

Top Countries (% of Total Investments)
Taiwan	27.6%
India	23.3%
Korea, Republic of	18.0%
Brazil	5.0%
South Africa	4.4%
Saudi Arabia	4.2%
Mexico	2.3%
United Arab Emirates	2.2%
Malaysia	1.9%
Indonesia	1.9%
[12],[13]
Material Fund Change [Text Block]	How Did the Fund Change? Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Emerging Markets High Profitability ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Emerging Markets High Profitability ETF
Class Name	Dimensional Emerging Markets High Profitability ETF
Trading Symbol	DEHP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional Emerging Markets High Profitability ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets High Profitability ETF	$47	0.41%[1]
[14]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.41%	[14]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 26.96% for the Fund and 27.91% for the MSCI Emerging Markets Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks. Value stocks underperformed growth stocks, and high profitability stocks outperformed low profitability stocks.
Relative to the benchmark, the Fund’s:
•	Emphasis on stocks with smaller market capitalizations within the large cap universe detracted.
•	Emphasis on high profitability stocks with lower relative prices detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (04/26/2022)
Dimensional Emerging Markets High Profitability ETF – NAV	26.96%	9.75%
MSCI Emerging Markets Index (net div.)	27.91%	11.45%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 302,715,000
Holdings Count | $ / shares	788
Advisory Fees Paid, Amount	$ 774,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$302,715
Number of Holdings	788
Net Advisory Fees Paid (Thousands)	$774
Portfolio Turnover Rate	14%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co., Ltd.	7.9%
Tencent Holdings, Ltd.	5.7%
SK hynix, Inc.	4.8%
PDD Holdings, Inc.	2.4%
Samsung Electronics Co., Ltd.	2.0%
Meituan, Class W	1.9%
Kuaishou Technology, Class W	1.5%
Zijin Mining Group Co., Ltd., Class H	1.5%
Bharti Airtel, Ltd.	1.3%
ASE Technology Holding Co., Ltd.	1.3%

Top Countries (% of Total Investments)
China	28.7%
Taiwan	21.0%
India	15.5%
Korea, Republic of	13.5%
South Africa	3.4%
Saudi Arabia	3.0%
Brazil	2.4%
United Arab Emirates	1.7%
Mexico	1.6%
Indonesia	1.4%
[15],[16]
Material Fund Change [Text Block]	How Did the Fund Change? Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Emerging Markets Sustainability Core 1 ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Emerging Markets Sustainability Core 1 ETF
Class Name	Dimensional Emerging Markets Sustainability Core 1 ETF
Trading Symbol	DFSE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional Emerging Markets Sustainability Core 1 ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets Sustainability Core 1 ETF	$46	0.41%[1]
[17]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.41%	[17]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 24.52% for the Fund and 26.10% for the MSCI Emerging Markets IMI Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and underperformed other large cap stocks. Mid cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices. High profitability stocks outperformed low profitability stocks within both large caps and small caps. The Fund’s sustainability considerations generally result in a lesser weight to companies in the energy and utilities sectors. Energy and utility stocks underperformed the MSCI Emerging Markets Index.
Relative to the benchmark, the Fund’s:
•	Emphasis on stocks with smaller market capitalizations detracted.
•	Sustainability considerations contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (11/01/2022)
Dimensional Emerging Markets Sustainability Core 1 ETF – NAV	24.52%	20.31%
MSCI Emerging Markets IMI Index (net div.)	26.10%	19.94%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 480,406,000
Holdings Count | $ / shares	4,200
Advisory Fees Paid, Amount	$ 1,239,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$480,406
Number of Holdings	4,200
Net Advisory Fees Paid (Thousands)	$1,239
Portfolio Turnover Rate	13%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co., Ltd.	5.9%
Tencent Holdings, Ltd.	4.0%
Alibaba Group Holding, Ltd., Class W	1.7%
Samsung Electronics Co., Ltd.	1.3%
Samsung Electronics Co., Ltd.	1.1%
Meituan, Class W	0.8%
PDD Holdings, Inc.	0.7%
China Construction Bank Corp., Class H	0.7%
Hon Hai Precision Industry Co., Ltd.	0.7%
Xiaomi Corp., Class W	0.6%

Top Countries (% of Total Investments)
China	29.8%
Taiwan	21.0%
India	15.7%
Korea, Republic of	13.4%
Brazil	3.9%
Saudi Arabia	2.6%
South Africa	2.6%
United Arab Emirates	1.9%
Mexico	1.8%
Poland	1.2%
[18],[19]
Material Fund Change [Text Block]
How Did the Fund Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2025:
•	Allen Pu no longer serves as a portfolio manager to the Fund.
•	Joseph F. Hohn no longer serves as a portfolio manager to the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Emerging Markets Value ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Emerging Markets Value ETF
Class Name	Dimensional Emerging Markets Value ETF
Trading Symbol	DFEV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional Emerging Markets Value ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets Value ETF	$48	0.43%[1]
[20]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.43%	[20]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 25.13% for the Fund and 24.54% for the MSCI Emerging Markets Value Index (net dividends), the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and underperformed other large cap stocks. Mid cap stocks underperformed large cap stocks. Within large cap stocks, value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices. Small cap value stocks underperformed large cap value stocks. High profitability stocks outperformed low profitability stocks within large caps and small caps.
Relative to the benchmark, the Fund’s:
•	Emphasis on stocks with smaller market capitalizations detracted.
•	Focus on value stocks detracted, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks outperformed.
•	Exclusion of highly regulated utilities contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (04/26/2022)
Dimensional Emerging Markets Value ETF – NAV	25.13%	12.31%
MSCI Emerging Markets Index (net div.)	27.91%	11.45%
MSCI Emerging Markets Value Index (net div.)	24.54%	11.47%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,234,666,000
Holdings Count | $ / shares	3,325
Advisory Fees Paid, Amount	$ 3,410,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,234,666
Number of Holdings	3,325
Net Advisory Fees Paid (Thousands)	$3,410
Portfolio Turnover Rate	14%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
SK hynix, Inc.	3.0%
Alibaba Group Holding, Ltd., Class W	2.7%
Reliance Industries, Ltd.	2.5%
Hon Hai Precision Industry Co., Ltd.	2.3%
China Construction Bank Corp., Class H	2.2%
Ping An Insurance Group Co. of China, Ltd.	1.4%
Axis Bank, Ltd.	1.3%
Industrial & Commercial Bank of China, Ltd., Class H	1.2%
Saudi National Bank (The)	0.9%
Hyundai Motor Co.	0.8%

Top Countries (% of Total Investments)
China	27.0%
Taiwan	20.1%
India	16.8%
Korea, Republic of	14.1%
Brazil	3.6%
Saudi Arabia	2.9%
South Africa	2.7%
United Arab Emirates	1.6%
Mexico	1.6%
Indonesia	1.5%
[21],[22]
Material Fund Change [Text Block]	How Did the Fund Change? Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Global Core Plus Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Global Core Plus Fixed Income ETF
Class Name	Dimensional Global Core Plus Fixed Income ETF
Trading Symbol	DFGP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional Global Core Plus Fixed Income ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Global Core Plus Fixed Income ETF	$23	0.22%[1]
[23]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%	[23]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 6.47% for the Fund and 5.30% for the Bloomberg Global Aggregate Bond Index (hedged to USD), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
•	Within the Fund’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term bonds outperforming shorter- and longer-term bonds.
•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Fund’s:
•
Overweight to intermediate-term bonds denominated in the Australian dollar, Canadian dollar, euro, and US dollar contributed positively to relative performance during a period when those intermediate-term bonds outperformed shorter- and longer-term bonds.

•	Overweight to corporate bonds contributed positively to relative performance as corporate bonds outperformed government bonds.
•	Inclusion of BB rated corporate bonds also contributed positively to relative performance as BB rated corporate bonds outperformed investment grade corporate bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (11/07/2023)
Dimensional Global Core Plus Fixed Income ETF – NAV	6.47%	8.57%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	6.82%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 2,010,990,000
Holdings Count | $ / shares	1,329
Advisory Fees Paid, Amount	$ 2,841,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$2,010,990
Number of Holdings	1,329
Net Advisory Fees Paid (Thousands)	$2,841
Portfolio Turnover Rate	18%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
Financials	33.8%
Sovereign Bond	12.8%
Energy	9.5%
U.S. Government Agency Mortgages	8.4%
Consumer Discretionary	7.5%
Industrials	4.9%
Real Estate	4.8%
Health Care	3.9%
Communication Services	3.3%
Consumer Staples	2.5%
U.S. Treasury Obligation	2.4%
Materials	2.3%
Information Technology	2.3%
Utilities	1.6%

Maturity Allocation (% of Total Investments)
Less than 1 Year	3.5%
1 to 3 Years	6.8%
3 to 5 Years	8.5%
5 to 10 Years	46.5%
Greater than 10 Years	34.7%
[24]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Global Credit ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Global Credit ETF
Class Name	Dimensional Global Credit ETF
Trading Symbol	DGCB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional Global Credit ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Global Credit ETF	$21	0.20%[1]
[25]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%	[25]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 6.80% for the Fund and 6.61% for the Bloomberg Global Aggregate Credit Bond Index (hedged to USD), the Fund’s style benchmark.
PERFORMANCE HIGHLIGHTS
•	Within the Fund’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term bonds outperforming shorter- and longer-term bonds.
•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as lower-rated corporate bonds outperformed higher-rated government and corporate bonds.
Relative to the benchmark, the Fund’s:
•	Overweight to BBB rated corporate bonds contributed positively to relative performance as BBB rated corporate bonds outperformed AAA and AA rated bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (11/07/2023)
Dimensional Global Credit ETF – NAV	6.80%	8.71%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	6.82%
Bloomberg Global Aggregate Credit Bond Index (hedged to USD)	6.61%	8.37%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 750,122,000
Holdings Count | $ / shares	1,068
Advisory Fees Paid, Amount	$ 1,004,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$750,122
Number of Holdings	1,068
Net Advisory Fees Paid (Thousands)	$1,004
Portfolio Turnover Rate	21%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
Financials	36.8%
Energy	12.4%
Health Care	6.7%
Industrials	6.6%
Consumer Discretionary	6.3%
Real Estate	5.1%
Communication Services	5.0%
Utilities	4.8%
Consumer Staples	3.8%
Sovereign Bond	3.6%
Materials	3.4%
Information Technology	3.4%
U.S. Treasury Obligation	2.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	6.1%
1 to 3 Years	8.0%
3 to 5 Years	6.3%
5 to 10 Years	47.9%
Greater than 10 Years	31.7%
[26]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Global ex US Core Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Global ex US Core Fixed Income ETF
Class Name	Dimensional Global ex US Core Fixed Income ETF
Trading Symbol	DFGX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional Global ex US Core Fixed Income ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Global ex US Core Fixed Income ETF	$21	0.20%[1]
[27]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%	[27]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 5.41% for the Fund and 4.49% for the Bloomberg Global Aggregate ex-USD Bond Index (hedged to USD), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
•	Within the Fund’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term bonds outperforming shorter- and longer-term bonds.
•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Fund’s:
•
Overweight to intermediate-term bonds denominated in the Australian dollar, British pound, Canadian dollar, and euro contributed positively to relative performance during a period when those intermediate-term bonds outperformed shorter- and longer-term bonds.

•	Overweight to corporate bonds contributed positively to relative performance as corporate bonds outperformed government bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (11/07/2023)
Dimensional Global ex US Core Fixed Income ETF – NAV	5.41%	7.01%
Bloomberg Global Aggregate ex-USD Bond Index (hedged to USD)	4.49%	6.40%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,225,281,000
Holdings Count | $ / shares	614
Advisory Fees Paid, Amount	$ 1,469,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,225,281
Number of Holdings	614
Net Advisory Fees Paid (Thousands)	$1,469
Portfolio Turnover Rate	30%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
Financials	43.6%
Sovereign Bond	17.0%
Industrials	6.7%
Communication Services	6.3%
Energy	6.0%
Consumer Discretionary	4.6%
Consumer Staples	4.5%
Utilities	3.8%
Real Estate	2.7%
Health Care	1.9%
Materials	1.6%
Information Technology	0.9%
U.S. Treasury Obligation	0.4%

Maturity Allocation (% of Total Investments)
Less than 1 Year	2.3%
1 to 3 Years	5.2%
3 to 5 Years	6.1%
5 to 10 Years	60.2%
Greater than 10 Years	26.2%
[28]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Global Real Estate ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Global Real Estate ETF
Class Name	Dimensional Global Real Estate ETF
Trading Symbol	DFGR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional Global Real Estate ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Global Real Estate ETF	$22	0.22%[1]
[29]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.22%	[29]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 1.38% for the Fund and 2.14% for the S&P Global REIT Index (net dividends), the Fund’s REIT benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Publicly traded global real estate investment trusts (REITs) had positive returns for the period. The U.S. REIT market had positive performance for the period as measured by the Dow Jones US Select REIT indices and underperformed non-U.S. REITs as measured by the S&P Global ex US REIT indices.
Relative to the benchmark, the Fund’s:
•	Inclusion of specialized REITs, particularly Tower REITs, detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (12/06/2022)
Dimensional Global Real Estate ETF – NAV	1.38%	5.94%
MSCI All Country World IMI Index (net div.)	22.00%	19.41%
S&P Global REIT Index (net div.)[1]	2.14%	6.31%
[30]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 2,835,723,000
Holdings Count | $ / shares	450
Advisory Fees Paid, Amount	$ 4,704,000
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$2,835,723
Number of Holdings	450
Net Advisory Fees Paid (Thousands)	$4,704
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Welltower, Inc.	6.7%
Prologis, Inc.	6.4%
American Tower Corp.	4.7%
Equinix, Inc.	4.6%
Digital Realty Trust, Inc.	3.2%
Simon Property Group, Inc.	3.2%
Realty Income Corp.	2.9%
Public Storage	2.4%
Goodman Group	2.4%
Crown Castle, Inc.	2.2%

Top Countries (% of Total Investments)
United States	72.9%
Australia	6.7%
Japan	5.6%
United Kingdom	3.4%
Singapore	2.9%
France	1.9%
Canada	1.1%
Belgium	0.9%
Hong Kong	0.9%
South Africa	0.7%
[31],[32]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Global Sustainability Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Global Sustainability Fixed Income ETF
Class Name	Dimensional Global Sustainability Fixed Income ETF
Trading Symbol	DFSB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional Global Sustainability Fixed Income ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Global Sustainability Fixed Income ETF	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 5.52% for the Fund and 5.30% for the Bloomberg Global Aggregate Bond Index (hedged to USD), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
•	Within the Fund’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term bonds outperforming shorter- and longer-term bonds.
•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Fund’s:
•
Overweight to intermediate-term bonds denominated in the Australian dollar, euro, and US dollar contributed positively to relative performance during a period when those intermediate-term bonds outperformed shorter- and longer-term bonds.

•	Overweight to corporate bonds contributed positively to relative performance as corporate bonds outperformed government bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (11/15/2022)
Dimensional Global Sustainability Fixed Income ETF – NAV	5.52%	5.93%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	5.14%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 569,110,000
Holdings Count | $ / shares	607
Advisory Fees Paid, Amount	$ 967,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$569,110
Number of Holdings	607
Net Advisory Fees Paid (Thousands)	$967
Portfolio Turnover Rate	17%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
Financials	39.0%
Sovereign Bond	22.9%
U.S. Government Agency Mortgages	8.9%
Consumer Discretionary	5.2%
Information Technology	4.7%
Industrials	3.7%
Communication Services	3.4%
Health Care	3.4%
Energy	2.7%
U.S. Treasury Obligation	2.3%
Real Estate	1.9%
Utilities	1.2%
Consumer Staples	0.7%

Maturity Allocation (% of Total Investments)
Less than 1 Year	6.9%
1 to 3 Years	11.8%
3 to 5 Years	13.5%
5 to 10 Years	20.6%
Greater than 10 Years	47.2%
[33]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Inflation-Protected Securities ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Inflation-Protected Securities ETF
Class Name	Dimensional Inflation-Protected Securities ETF
Trading Symbol	DFIP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional Inflation-Protected Securities ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Inflation-Protected Securities ETF	$11	0.11%[1]
[34]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%	[34]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 6.65% for the Fund and 6.06% for the
Bloomberg U.S. TIPS Index, the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•	Within the Fund’s eligible investment range, real yield changes were mixed. Realized real term premiums were mixed, with intermediate-term TIPS outperforming shorter- and longer-term TIPS.
Relative to the benchmark, the Fund’s:
•	Underweight to short- and long-term TIPS and overweight to intermediate-term TIPS contributed positively to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (11/15/2021)
Dimensional Inflation-Protected Securities ETF – NAV	6.65%	-0.02%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.07%
Bloomberg U.S. TIPS Index	6.06%	-0.04%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,028,541,000
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 805,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,028,541
Number of Holdings	20
Net Advisory Fees Paid (Thousands)	$805
Portfolio Turnover Rate	9%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
U.S. Treasury Obligation	100.0%

Maturity Allocation (% of Total Investments)
3 to 5 Years	39.8%
5 to 10 Years	41.3%
Greater than 10 Years	18.9%
[35]
Material Fund Change [Text Block]	How Did the Fund Change? Effective February 28, 2025, Dimensional Fund Advisors Ltd. and DFA Australia Limited no longer serve as sub-advisors to the Fund.
Material Fund Change Adviser [Text Block]	Effective February 28, 2025, Dimensional Fund Advisors Ltd. and DFA Australia Limited no longer serve as sub-advisors to the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional International Core Equity 2 ETF
Shareholder Report [Line Items]
Fund Name	Dimensional International Core Equity 2 ETF
Class Name	Dimensional International Core Equity 2 ETF
Trading Symbol	DFIC
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional International Core Equity 2 ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Core Equity 2 ETF	$25	0.22%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 26.97% for the Fund and 23.90% for the MSCI World ex USA IMI Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks outperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, outperformed other large cap stocks and small cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within both large cap stocks and small cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Fund’s:
•	Emphasis on value stocks contributed.
•	Exclusion of REITs contributed.
•	Emphasis on stocks with higher profitability detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (03/23/2022)
Dimensional International Core Equity 2 ETF – NAV	26.97%	10.76%
MSCI World ex USA IMI Index (net div.)	23.90%	9.77%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 11,019,064,000
Holdings Count | $ / shares	4,215
Advisory Fees Paid, Amount	$ 17,472,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$11,019,064
Number of Holdings	4,215
Net Advisory Fees Paid (Thousands)	$17,472
Portfolio Turnover Rate	6%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Shell PLC	0.9%
Novartis AG, Class B	0.8%
ASML Holding NV	0.8%
Toyota Motor Corp.	0.7%
Nestle SA	0.7%
TotalEnergies SE	0.7%
Royal Bank of Canada	0.6%
Deutsche Telekom AG	0.5%
Sony Group Corp.	0.5%
Roche Holding AG	0.5%

Top Countries (% of Total Investments)
Japan	23.0%
Canada	12.1%
United Kingdom	11.7%
Germany	8.5%
France	7.4%
Switzerland	7.4%
Australia	6.0%
Italy	3.6%
Netherlands	3.5%
Spain	2.8%
[36],[37]
Material Fund Change [Text Block]	How Did the Fund Change? Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional International Core Equity Market ETF
Shareholder Report [Line Items]
Fund Name	Dimensional International Core Equity Market ETF
Class Name	Dimensional International Core Equity Market ETF
Trading Symbol	DFAI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional International Core Equity Market ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Core Equity Market ETF	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 24.86% for the Fund and 23.90% for the MSCI World ex USA IMI Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks outperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, outperformed other large cap stocks and small cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within both large cap stocks and small cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Fund’s:
•	Emphasis on value stocks contributed.
•	Exclusion of REITs contributed.
•	Emphasis on stocks with higher profitability detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (11/17/2020)
Dimensional International Core Equity Market ETF – NAV	24.86%	10.69%
MSCI World ex USA IMI Index (net div.)	23.90%	9.55%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 11,966,992,000
Holdings Count | $ / shares	3,927
Advisory Fees Paid, Amount	$ 16,967,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$11,966,992
Number of Holdings	3,927
Net Advisory Fees Paid (Thousands)	$16,967
Portfolio Turnover Rate	7%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
ASML Holding NV	1.2%
Shell PLC	1.0%
HSBC Holdings PLC, Registered	0.9%
AstraZeneca PLC	0.9%
Nestle SA	0.9%
Roche Holding AG	0.9%
SAP SE	0.9%
Sony Group Corp.	0.8%
LVMH Moet Hennessy Louis Vuitton SE	0.7%
Novartis AG, Class B	0.7%

Top Countries (% of Total Investments)
Japan	22.8%
United Kingdom	12.5%
Canada	11.9%
France	8.4%
Germany	8.0%
Switzerland	7.6%
Australia	6.1%
Netherlands	3.9%
Italy	3.1%
Spain	3.0%
[38],[39]
Material Fund Change [Text Block]	How Did the Fund Change? Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional International High Profitability ETF
Shareholder Report [Line Items]
Fund Name	Dimensional International High Profitability ETF
Class Name	Dimensional International High Profitability ETF
Trading Symbol	DIHP
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional International High Profitability ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International High Profitability ETF	$30	0.27%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 20.35% for the Fund and 23.59% for the MSCI World ex USA Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, within the large cap universe, stocks with smaller market capitalizations outperformed larger stocks. Within large cap stocks, value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within large cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Fund’s:
•	Focus on stocks with higher profitability detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (03/23/2022)
Dimensional International High Profitability ETF – NAV	20.35%	8.28%
MSCI World ex USA Index (net div.)	23.59%	10.23%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 4,725,477,000
Holdings Count | $ / shares	523
Advisory Fees Paid, Amount	$ 9,325,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$4,725,477
Number of Holdings	523
Net Advisory Fees Paid (Thousands)	$9,325
Portfolio Turnover Rate	8%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Roche Holding AG	2.7%
ASML Holding NV	2.7%
LVMH Moet Hennessy Louis Vuitton SE	2.4%
Sony Group Corp.	2.2%
Nestle SA	2.2%
TotalEnergies SE	1.7%
Novartis AG, Class B	1.5%
Safran SA	1.3%
Unilever PLC	1.2%
Deutsche Telekom AG	1.1%

Top Countries (% of Total Investments)
Japan	22.8%
United Kingdom	12.6%
Canada	11.1%
France	10.6%
Switzerland	8.1%
Germany	7.8%
Australia	6.4%
Netherlands	4.1%
Spain	2.9%
Sweden	2.7%
[40],[41]
Material Fund Change [Text Block]
How Did the Fund Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2025, Brendan J. McAndrews was added as a portfolio manager to the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional International Small Cap ETF
Shareholder Report [Line Items]
Fund Name	Dimensional International Small Cap ETF
Class Name	Dimensional International Small Cap ETF
Trading Symbol	DFIS
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional International Small Cap ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Small Cap ETF	$43	0.38%[1]
[42]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.38%	[42]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 27.51% for the Fund and 25.75% for the MSCI World ex USA Small Cap Index (net dividends), the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and small cap value stocks outperformed small cap growth stocks. Within small caps, high profitability stocks underperformed low profitability stocks. The Fund excludes from purchase small cap growth stocks with low profitability. These stocks underperformed within the MSCI World ex USA Small Cap Index. The Fund also excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Fund’s:
•	Exclusion of small cap stocks with the lowest profitability and highest relative prices contributed.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (03/23/2022)
Dimensional International Small Cap ETF – NAV	27.51%	8.94%
MSCI World ex USA Index (net div.)	23.59%	10.23%
MSCI World ex USA Small Cap Index (net div.)	25.75%	7.04%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 4,346,460,000
Holdings Count | $ / shares	3,525
Advisory Fees Paid, Amount	$ 10,255,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$4,346,460
Number of Holdings	3,525
Net Advisory Fees Paid (Thousands)	$10,255
Portfolio Turnover Rate	9%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Namura Shipbuilding Co., Ltd.	0.4%
Shibaura Mechatronics Corp.	0.4%
Capital Power Corp.	0.4%
Finning International, Inc.	0.4%
Baloise Holding AG, Registered	0.4%
BAWAG Group AG	0.3%
VAT Group AG	0.3%
Alstom SA	0.3%
Swissquote Group Holding SA, Registered	0.3%
GEA Group AG	0.3%

Top Countries (% of Total Investments)
Japan	22.8%
Canada	13.3%
United Kingdom	12.2%
Switzerland	7.1%
Australia	6.7%
Germany	6.6%
France	5.8%
Italy	4.1%
Sweden	3.0%
Finland	2.5%
[43],[44]
Material Fund Change [Text Block]
How Did the Fund Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2025, Brendan J. McAndrews was added as a portfolio manager to the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional International Small Cap Value ETF
Shareholder Report [Line Items]
Fund Name	Dimensional International Small Cap Value ETF
Class Name	Dimensional International Small Cap Value ETF
Trading Symbol	DISV
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional International Small Cap Value ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Small Cap Value ETF	$48	0.41%[1]
[45]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.41%	[45]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 34.14% for the Fund and 27.97% for the MSCI World ex USA Small Value Index (net dividends), the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and small cap value stocks outperformed small cap growth stocks. Within small caps, high profitability stocks underperformed low profitability stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Fund’s:
•	Focus on value stocks contributed, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks underperformed.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (03/23/2022)
Dimensional International Small Cap Value ETF – NAV	34.14%	13.23%
MSCI World ex USA Index (net div.)	23.59%	10.23%
MSCI World ex USA Small Value Index (net div.)	27.97%	9.20%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 3,685,524,000
Holdings Count | $ / shares	1,526
Advisory Fees Paid, Amount	$ 11,096,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$3,685,524
Number of Holdings	1,526
Net Advisory Fees Paid (Thousands)	$11,096
Portfolio Turnover Rate	8%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Alstom SA	0.8%
Hudbay Minerals, Inc.	0.8%
Telecom Italia SpA	0.7%
Banca Monte dei Paschi di Siena SpA	0.7%
Carrefour SA	0.7%
Swiss Prime Site AG, Registered	0.7%
Swatch Group AG (The), Class BR	0.6%
Lion Finance Group PLC	0.6%
Sydbank A/S	0.6%
Eldorado Gold Corp.	0.6%

Top Countries (% of Total Investments)
Japan	23.8%
United Kingdom	13.0%
Canada	12.8%
Australia	6.8%
Switzerland	6.5%
Germany	6.2%
France	5.8%
Italy	4.5%
Netherlands	2.9%
Denmark	2.9%
[46],[47]
Material Fund Change [Text Block]
How Did the Fund Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2025, Brendan J. McAndrews was added as a portfolio manager to the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional International Sustainability Core 1 ETF
Shareholder Report [Line Items]
Fund Name	Dimensional International Sustainability Core 1 ETF
Class Name	Dimensional International Sustainability Core 1 ETF
Trading Symbol	DFSI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional International Sustainability Core 1 ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Sustainability Core 1 ETF	$26	0.23%[1]
[48]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.23%	[48]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 24.93% for the Fund and 23.90% for the MSCI World ex USA IMI Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks outperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, outperformed other large cap stocks and small cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within both large cap stocks and small cap stocks. The Fund’s sustainability considerations generally result in a lesser weight to companies in the energy and utilities sectors. Energy stocks underperformed the MSCI World ex USA Index. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Fund’s:
•	Sustainability considerations contributed.
•	Exclusion of REITs contributed.
•	Emphasis on stocks with higher profitability detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (11/01/2022)
Dimensional International Sustainability Core 1 ETF – NAV	24.93%	20.46%
MSCI World ex USA IMI Index (net div.)	23.90%	19.34%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 855,811,000
Holdings Count | $ / shares	2,914
Advisory Fees Paid, Amount	$ 1,394,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$855,811
Number of Holdings	2,914
Net Advisory Fees Paid (Thousands)	$1,394
Portfolio Turnover Rate	9%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
ASML Holding NV	1.8%
Novartis AG, Class B	1.1%
LVMH Moet Hennessy Louis Vuitton SE	1.0%
Roche Holding AG	0.9%
AstraZeneca PLC	0.9%
Royal Bank of Canada	0.8%
Sony Group Corp.	0.7%
Toyota Motor Corp.	0.7%
Unilever PLC	0.7%
Siemens AG, Registered	0.6%

Top Countries (% of Total Investments)
Japan	20.2%
United Kingdom	12.5%
Canada	11.2%
Switzerland	8.4%
France	8.3%
Germany	8.0%
Netherlands	5.4%
Australia	5.3%
Sweden	4.0%
Spain	3.4%
[49],[50]
Material Fund Change [Text Block]
How Did the Fund Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2025:
•	Allen Pu no longer serves as a portfolio manager to the Fund.
•	Joseph F. Hohn no longer serves as a portfolio manager to the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional International Value ETF
Shareholder Report [Line Items]
Fund Name	Dimensional International Value ETF
Class Name	Dimensional International Value ETF
Trading Symbol	DFIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional International Value ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Value ETF	$31	0.27%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 31.31% for the Fund and 29.49% for the MSCI World ex USA Value Index (net dividends), the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, within the large cap universe, stocks with smaller market capitalizations outperformed larger stocks. Within large cap stocks, value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within large cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Fund’s:
•	Focus on value stocks contributed, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks underperformed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Dimensional International Value ETF – NAV[1]	31.31%	19.02%	8.90%
MSCI World ex USA Index (net div.)	23.59%	12.74%	7.75%
MSCI World ex USA Value Index (net div.)	29.49%	17.25%	7.84%
[51]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 14,099,490,000
Holdings Count | $ / shares	551
Advisory Fees Paid, Amount	$ 26,634,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$14,099,490
Number of Holdings	551
Net Advisory Fees Paid (Thousands)	$26,634
Portfolio Turnover Rate	6%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Shell PLC	3.2%
Toyota Motor Corp.	2.1%
Banco Santander SA	1.8%
TotalEnergies SE	1.8%
HSBC Holdings PLC	1.3%
Zurich Insurance Group AG	1.2%
BASF SE	1.2%
Swiss Re AG, Registered	1.0%
Barrick Mining Corp.	1.0%
BP PLC	1.0%

Top Countries (% of Total Investments)
Japan	21.8%
United Kingdom	12.9%
Canada	11.3%
Germany	9.1%
France	8.8%
Switzerland	8.3%
Australia	5.6%
Netherlands	4.5%
Spain	2.9%
Italy	2.8%
[52],[53]
Material Fund Change [Text Block]
How Did the Fund Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2025, Brendan J. McAndrews was added as a portfolio manager to the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional National Municipal Bond ETF
Shareholder Report [Line Items]
Fund Name	Dimensional National Municipal Bond ETF
Class Name	Dimensional National Municipal Bond ETF
Trading Symbol	DFNM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional National Municipal Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional National Municipal Bond ETF	$17	0.17%[1]
[54]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%	[54]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 3.57% for the Fund and 4.45% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•
Within the Fund’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term municipal bonds outperforming shorter- and longer-term municipal bonds.

•	Realized credit premiums were positive, as lower-rated municipal bonds outperformed higher-rated municipal bonds.
Relative to the benchmark, the Fund’s:
•	Shorter duration detracted from relative performance during a period when shorter-term municipal bonds underperformed intermediate-term municipal bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (11/15/2021)
Dimensional National Municipal Bond ETF – NAV	3.57%	1.19%
S&P National AMT-Free Municipal Bond Index	3.77%	0.68%
S&P Intermediate Term National AMT-Free Municipal Bond Index	4.45%	1.21%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,793,684,000
Holdings Count | $ / shares	1,090
Advisory Fees Paid, Amount	$ 2,381,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,793,684
Number of Holdings	1,090
Net Advisory Fees Paid (Thousands)	$2,381
Portfolio Turnover Rate	42%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)
General Obligation	44.4%
School District	18.1%
General	8.2%
Medical	7.1%
Water	5.2%
Transportation	3.8%
Power	3.8%
Higher Education	3.1%
Utilities	2.9%
Education	2.2%
Airport	0.9%
Development	0.2%
Health Care	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	16.2%
1 to 3 Years	13.8%
3 to 5 Years	10.6%
5 to 10 Years	14.4%
Greater than 10 Years	45.0%

Material Fund Change [Text Block]
How Did the Fund Change?
Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2025, Dimensional Fund Advisors Ltd. and DFA Australia Limited no longer serve as sub-advisors to the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Fund.
Material Fund Change Adviser [Text Block]	Effective February 28, 2025, Dimensional Fund Advisors Ltd. and DFA Australia Limited no longer serve as sub-advisors to the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Short-Duration Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Short-Duration Fixed Income ETF
Class Name	Dimensional Short-Duration Fixed Income ETF
Trading Symbol	DFSD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional Short-Duration Fixed Income ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Short-Duration Fixed Income ETF	$17	0.16%[1]
[55]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%	[55]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 6.46% for the Portfolio and 5.63% for the ICE BofA 1-5 Year US Corporate & Government Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•	Within the Fund’s eligible investment range, bond yields decreased. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Portfolio’s:
•	Longer duration bonds contributed positively to relative performance during a period when longer-term bonds outperformed shorter-term bonds.
•	Overweight to corporate bonds contributed positively to relative performance as corporate bonds outperformed government bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (11/15/2021)
Dimensional Short-Duration Fixed Income ETF – NAV	6.46%	2.57%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.07%
ICE BofA 1-5 Year US Corporate & Government Index[1]	5.63%	2.03%
[56]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 5,568,433,000
Holdings Count | $ / shares	1,437
Advisory Fees Paid, Amount	$ 6,413,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$5,568,433
Number of Holdings	1,437
Net Advisory Fees Paid (Thousands)	$6,413
Portfolio Turnover Rate	20%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
Financials	48.6%
Health Care	7.9%
Energy	6.4%
Real Estate	6.0%
Information Technology	5.2%
Consumer Discretionary	5.1%
Industrials	4.5%
U.S. Treasury Obligation	4.0%
Consumer Staples	3.7%
Sovereign Bond	3.1%
Communication Services	2.5%
Utilities	2.1%
Materials	0.9%

Maturity Allocation (% of Total Investments)
Less than 1 Year	4.1%
1 to 3 Years	24.6%
3 to 5 Years	71.3%
[57]
Material Fund Change [Text Block]	How Did the Fund Change? Effective February 28, 2025, Christopher W. Cummins was added as a portfolio manager to the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional U.S. Core Equity 2 ETF
Shareholder Report [Line Items]
Fund Name	Dimensional U.S. Core Equity 2 ETF
Class Name	Dimensional U.S. Core Equity 2 ETF
Trading Symbol	DFAC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional U.S. Core Equity 2 ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional U.S. Core Equity 2 ETF	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 15.97% for the Fund and 20.81% for the Russell 3000® Index, the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks  underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks and small cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within large cap stocks and small cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Fund’s:
•	Emphasis on stocks with smaller market capitalizations detracted.
•	Emphasis on value stocks detracted.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Dimensional U.S. Core Equity 2 ETF – NAV[1]	15.97%	16.40%	12.67%
Russell 3000® Index	20.81%	16.74%	14.08%
[58]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 39,128,588,000
Holdings Count | $ / shares	2,571
Advisory Fees Paid, Amount	$ 54,506,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$39,128,588
Number of Holdings	2,571
Net Advisory Fees Paid (Thousands)	$54,506
Portfolio Turnover Rate	4%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	6.2%
Apple, Inc.	5.1%
Microsoft Corp.	4.9%
Alphabet, Inc., Class A	2.4%
Amazon.com, Inc.	2.2%
Meta Platforms, Inc., Class A	2.1%
Alphabet, Inc., Class C	1.9%
JPMorgan Chase & Co.	1.1%
Broadcom, Inc.	0.9%
Eli Lilly & Co.	0.9%

Sector Allocation (% of Total Investments)
Information Technology	28.0%
Financials	15.5%
Industrials	13.2%
Consumer Discretionary	10.0%
Communication Services	9.5%
Health Care	8.9%
Consumer Staples	4.9%
Energy	4.5%
Materials	3.2%
Utilities	2.0%
Real Estate	0.3%
[59],[60]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional U.S. Equity Market ETF
Shareholder Report [Line Items]
Fund Name	Dimensional U.S. Equity Market ETF
Class Name	Dimensional U.S. Equity Market ETF
Trading Symbol	DFUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional U.S. Equity Market ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional U.S. Equity Market ETF	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 21.31% for the Fund and 20.81% for the Russell 3000® Index, the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure outside the Fund. U.S. equities and U.S. REITs had positive returns for the period. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Fund’s:
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Dimensional U.S. Equity Market ETF – NAV[1]	21.31%	17.38%	14.39%
Russell 3000® Index	20.81%	16.74%	14.08%
[61]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 17,999,150,000
Holdings Count | $ / shares	2,431
Advisory Fees Paid, Amount	$ 11,608,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$17,999,150
Number of Holdings	2,431
Net Advisory Fees Paid (Thousands)	$11,608
Portfolio Turnover Rate	3%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	7.7%
Apple, Inc.	6.3%
Microsoft Corp.	5.8%
Amazon.com, Inc.	3.7%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class A	2.5%
Alphabet, Inc., Class C	2.2%
Meta Platforms, Inc., Class A	2.2%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.4%

Sector Allocation (% of Total Investments)
Information Technology	34.4%
Financials	13.5%
Consumer Discretionary	11.0%
Communication Services	10.0%
Industrials	9.7%
Health Care	9.2%
Consumer Staples	4.6%
Energy	3.0%
Utilities	2.4%
Materials	2.0%
Real Estate	0.2%
[62],[63]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US Marketwide Value ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US Marketwide Value ETF
Class Name	Dimensional US Marketwide Value ETF
Trading Symbol	DFUV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional US Marketwide Value ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Marketwide Value ETF	$22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 9.95% for the Fund and 11.06% for the Russell 3000® Value Index, the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks  underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks and small cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within large cap stocks and small cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Fund’s:
•	Emphasis on stocks with smaller market capitalizations within the large cap universe detracted.
•	Focus on value stocks detracted, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks outperformed.
•	Emphasis on stocks with higher profitability detracted.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Dimensional US Marketwide Value ETF – NAV[1]	9.95%	14.23%	9.68%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 3000® Value Index	11.06%	14.26%	9.89%
[64]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 12,289,767,000
Holdings Count | $ / shares	1,384
Advisory Fees Paid, Amount	$ 23,103,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$12,289,767
Number of Holdings	1,384
Net Advisory Fees Paid (Thousands)	$23,103
Portfolio Turnover Rate	5%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.5%
Exxon Mobil Corp.	2.9%
Berkshire Hathaway, Inc., Class B	2.9%
Johnson & Johnson	2.5%
Chevron Corp.	2.1%
UnitedHealth Group, Inc.	1.9%
Cisco Systems, Inc.	1.8%
Micron Technology, Inc.	1.6%
Bank of America Corp.	1.2%
AT&T, Inc.	1.2%

Sector Allocation (% of Total Investments)
Financials	23.9%
Industrials	15.4%
Health Care	15.1%
Information Technology	12.9%
Energy	10.6%
Materials	6.3%
Communication Services	6.2%
Consumer Discretionary	5.4%
Consumer Staples	3.5%
Real Estate	0.6%
Utilities	0.1%
[65],[66]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional U.S. Small Cap ETF
Shareholder Report [Line Items]
Fund Name	Dimensional U.S. Small Cap ETF
Class Name	Dimensional U.S. Small Cap ETF
Trading Symbol	DFAS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional U.S. Small Cap ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional U.S. Small Cap ETF	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 7.14% for the Fund and 14.41% for the Russell 2000® Index, the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap value stocks  underperformed small cap growth stocks. High profitability stocks underperformed low profitability stocks within small cap stocks. The Fund excludes from purchase small cap stocks with high asset growth and small cap growth stocks with low profitability. These stocks outperformed within the Russell 2000® Index. The Fund also excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Fund’s:
•	Exclusion of small cap stocks with the lowest profitability and highest relative prices detracted.
•	Exclusion of small cap stocks with high asset growth detracted.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Dimensional U.S. Small Cap ETF – NAV[1]	7.14%	13.59%	9.12%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Index	14.41%	11.50%	9.36%
[67]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 11,418,216,000
Holdings Count | $ / shares	2,080
Advisory Fees Paid, Amount	$ 25,122,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$11,418,216
Number of Holdings	2,080
Net Advisory Fees Paid (Thousands)	$25,122
Portfolio Turnover Rate	6%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Kratos Defense & Security Solutions, Inc.	0.3%
Roivant Sciences, Ltd.	0.3%
Sterling Infrastructure, Inc.	0.3%
Carpenter Technology Corp.	0.3%
Mueller Industries, Inc.	0.3%
NEXTracker, Inc., Class A	0.3%
WESCO International, Inc.	0.3%
Ensign Group, Inc. (The)	0.3%
Acuity, Inc.	0.3%
InterDigital, Inc.	0.3%

Sector Allocation (% of Total Investments)
Industrials	21.5%
Financials	19.7%
Consumer Discretionary	13.8%
Information Technology	12.4%
Health Care	11.1%
Energy	5.5%
Materials	5.4%
Consumer Staples	3.8%
Utilities	3.2%
Communication Services	2.9%
Real Estate	0.7%
[68],[69]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional U.S. Targeted Value ETF
Shareholder Report [Line Items]
Fund Name	Dimensional U.S. Targeted Value ETF
Class Name	Dimensional U.S. Targeted Value ETF
Trading Symbol	DFAT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional U.S. Targeted Value ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional U.S. Targeted Value ETF	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 5.59% for the Fund and 9.87% for the Russell 2000® Value Index, the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large cap stocks but outperformed mid cap stocks, a subset of large cap stocks. Within small and mid caps, value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within small cap stocks. The Fund excludes from purchase small cap stocks with high asset growth. These stocks outperformed within the Russell 2000® Value Index. The Fund also excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Fund’s:
•	Emphasis on stocks with higher profitability detracted.
•	Focus on value stocks detracted, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks outperformed.
•	Exclusion of small cap stocks with high asset growth detracted.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Dimensional U.S. Targeted Value ETF – NAV[1]	5.59%	16.66%	9.02%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Value Index	9.87%	13.85%	8.66%
[70]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 11,362,538,000
Holdings Count | $ / shares	1,406
Advisory Fees Paid, Amount	$ 29,267,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$11,362,538
Number of Holdings	1,406
Net Advisory Fees Paid (Thousands)	$29,267
Portfolio Turnover Rate	9%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
WESCO International, Inc.	0.7%
TD SYNNEX Corp.	0.7%
Toll Brothers, Inc.	0.7%
Ally Financial, Inc.	0.6%
First Horizon Corp.	0.6%
Elanco Animal Health, Inc.	0.6%
Viatris, Inc.	0.5%
BorgWarner, Inc.	0.5%
Alcoa Corp.	0.5%
Invesco, Ltd.	0.5%

Sector Allocation (% of Total Investments)
Financials	29.1%
Industrials	16.8%
Consumer Discretionary	14.0%
Energy	9.1%
Health Care	7.1%
Information Technology	6.9%
Materials	6.4%
Consumer Staples	5.7%
Communication Services	3.3%
Real Estate	1.2%
Utilities	0.4%
[71],[72]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Ultrashort Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Ultrashort Fixed Income ETF
Class Name	Dimensional Ultrashort Fixed Income ETF
Trading Symbol	DUSB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional Ultrashort Fixed Income ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Ultrashort Fixed Income ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 4.73% for the Fund and 4.34% for the ICE BofA US 3-Month Treasury Bill Index, the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•	Within the Fund’s eligible investment range (full investment grade), bond yields decreased. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Fund’s:
•	Inclusion of corporate bonds, floating-rate notes, and commercial paper contributed positively to relative performance as these bonds outperformed treasury bills.
•	Allocation to bonds with maturities longer than three-months contributed positively to relative performance as longer-term bonds outperformed shorter-term bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (09/26/2023)
Dimensional Ultrashort Fixed Income ETF – NAV	4.73%	5.40%
Bloomberg U.S. Aggregate Bond Index	6.16%	7.03%
ICE BofA US 3-Month Treasury Bill Index[1]	4.34%	4.89%
[73]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,545,524,000
Holdings Count | $ / shares	442
Advisory Fees Paid, Amount	$ 1,545,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,545,524
Number of Holdings	442
Net Advisory Fees Paid (Thousands)	$1,545
Portfolio Turnover Rate	33%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
Financials	47.8%
Utilities	7.6%
Industrials	7.5%
Consumer Staples	6.5%
Energy	6.0%
Health Care	4.9%
Consumer Discretionary	4.7%
Real Estate	3.5%
Materials	3.0%
Information Technology	2.8%
Communication Services	2.2%
Sovereign Bond	1.8%
U.S. Treasury Obligation	1.7%

Maturity Allocation (% of Total Investments)
Less than 1 Year	81.2%
1 to 3 Years	18.8%
[74]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US Core Equity 1 ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US Core Equity 1 ETF
Class Name	Dimensional US Core Equity 1 ETF
Trading Symbol	DCOR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional US Core Equity 1 ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Core Equity 1 ETF	$15	0.14%[1]
[75]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%	[75]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 17.23% for the Fund and 20.81% for the Russell 3000® Index, the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks and small cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within large cap stocks and small cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Fund’s:
•	Emphasis on stocks with smaller market capitalizations detracted.
•	Emphasis on value stocks detracted.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (09/12/2023)
Dimensional US Core Equity 1 ETF – NAV	17.23%	20.69%
Russell 3000® Index	20.81%	23.15%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 2,256,365,000
Holdings Count | $ / shares	2,422
Advisory Fees Paid, Amount	$ 1,896,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$2,256,365
Number of Holdings	2,422
Net Advisory Fees Paid (Thousands)	$1,896
Portfolio Turnover Rate	5%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	6.5%
Apple, Inc.	5.7%
Microsoft Corp.	4.7%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.1%
Meta Platforms, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.8%
Broadcom, Inc.	1.8%
JPMorgan Chase & Co.	1.4%
Eli Lilly & Co.	1.0%

Sector Allocation (% of Total Investments)
Information Technology	28.6%
Financials	15.4%
Industrials	12.7%
Consumer Discretionary	10.5%
Communication Services	9.2%
Health Care	8.8%
Consumer Staples	4.9%
Energy	4.2%
Materials	2.9%
Utilities	2.5%
Real Estate	0.3%
[76],[77]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US Core Equity Market ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US Core Equity Market ETF
Class Name	Dimensional US Core Equity Market ETF
Trading Symbol	DFAU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional US Core Equity Market ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Core Equity Market ETF	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 19.78% for the Fund and 20.81% for the Russell 3000® Index, the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks and small cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within large cap stocks and small cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Fund’s:
•	Emphasis on stocks with smaller market capitalizations detracted.
•	Emphasis on value stocks detracted.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (11/17/2020)
Dimensional US Core Equity Market ETF – NAV	19.78%	14.84%
Russell 3000® Index	20.81%	14.48%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 9,970,190,000
Holdings Count | $ / shares	2,342
Advisory Fees Paid, Amount	$ 9,528,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$9,970,190
Number of Holdings	2,342
Net Advisory Fees Paid (Thousands)	$9,528
Portfolio Turnover Rate	5%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	7.5%
Apple, Inc.	6.2%
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	2.5%
Broadcom, Inc.	2.4%
Meta Platforms, Inc., Class A	2.2%
Alphabet, Inc., Class C	2.0%
Tesla, Inc.	1.8%
JPMorgan Chase & Co.	1.3%

Sector Allocation (% of Total Investments)
Information Technology	33.0%
Financials	13.7%
Consumer Discretionary	10.8%
Industrials	10.6%
Communication Services	9.7%
Health Care	8.9%
Consumer Staples	4.7%
Energy	3.5%
Utilities	2.5%
Materials	2.4%
Real Estate	0.2%
[78],[79]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US High Profitability ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US High Profitability ETF
Class Name	Dimensional US High Profitability ETF
Trading Symbol	DUHP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional US High Profitability ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US High Profitability ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 13.96% for the Fund and 21.14% for the Russell 1000® Index, the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, within the large cap universe, stocks with smaller market capitalizations  underperformed larger stocks. Within large cap stocks, value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within large cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Fund’s:
•	Emphasis on value stocks detracted.
•	Emphasis on stocks with higher profitability detracted.
•	Emphasis on stocks with smaller market capitalizations within the large cap universe detracted.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (02/23/2022)
Dimensional US High Profitability ETF – NAV	13.96%	14.03%
Russell 1000® Index	21.14%	15.27%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 9,981,783,000
Holdings Count | $ / shares	176
Advisory Fees Paid, Amount	$ 15,576,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$9,981,783
Number of Holdings	176
Net Advisory Fees Paid (Thousands)	$15,576
Portfolio Turnover Rate	3%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	8.3%
Apple, Inc.	6.8%
Microsoft Corp.	4.9%
Visa, Inc., Class A	3.9%
Eli Lilly & Co.	3.9%
Oracle Corp.	2.9%
Meta Platforms, Inc., Class A	2.7%
Johnson & Johnson	2.4%
AbbVie, Inc.	2.4%
Home Depot, Inc. (The)	2.4%

Sector Allocation (% of Total Investments)
Information Technology	32.8%
Health Care	14.9%
Industrials	14.8%
Financials	9.8%
Consumer Discretionary	9.7%
Consumer Staples	8.7%
Communication Services	5.2%
Energy	2.3%
Utilities	1.1%
Materials	0.7%
[80],[81]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US Large Cap Value ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US Large Cap Value ETF
Class Name	Dimensional US Large Cap Value ETF
Trading Symbol	DFLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional US Large Cap Value ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Large Cap Value ETF	$22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 9.07% for the Fund and 11.15% for the Russell 1000® Value Index, the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks. Within large cap stocks, value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within large cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Fund’s:
•	Emphasis on stocks with smaller market capitalizations within the large cap universe detracted.
•	Focus on value stocks detracted, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks outperformed.
•	Emphasis on stocks with higher profitability detracted.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (12/06/2022)
Dimensional US Large Cap Value ETF – NAV	9.07%	12.19%
Russell 1000® Index	21.14%	22.45%
Russell 1000® Value Index	11.15%	12.77%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 4,435,722,000
Holdings Count | $ / shares	342
Advisory Fees Paid, Amount	$ 6,509,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$4,435,722
Number of Holdings	342
Net Advisory Fees Paid (Thousands)	$6,509
Portfolio Turnover Rate	5%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.8%
Exxon Mobil Corp.	3.8%
Johnson & Johnson	2.5%
Chevron Corp.	2.1%
Cisco Systems, Inc.	2.1%
UnitedHealth Group, Inc.	1.9%
Berkshire Hathaway, Inc., Class B	1.9%
Micron Technology, Inc.	1.5%
Morgan Stanley	1.3%
Wells Fargo & Co.	1.2%

Sector Allocation (% of Total Investments)
Financials	23.6%
Industrials	14.4%
Health Care	14.3%
Information Technology	13.1%
Energy	12.6%
Materials	7.4%
Communication Services	6.0%
Consumer Discretionary	4.4%
Consumer Staples	3.8%
Real Estate	0.4%
[82],[83]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US Large Cap Vector ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US Large Cap Vector ETF
Class Name	Dimensional US Large Cap Vector ETF
Trading Symbol	DFVX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional US Large Cap Vector ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Large Cap Vector ETF	$21	0.20%[1]
[84]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%	[84]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 14.22% for the Fund and 21.14% for the Russell 1000® Index, the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, within the large cap universe, stocks with smaller market capitalizations  underperformed larger stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Fund’s:
•	Emphasis on value stocks detracted.
•	Emphasis on stocks with smaller market capitalizations within the large cap universe detracted.
•	Emphasis on large cap value stocks with higher profitability detracted.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (11/01/2023)
Dimensional US Large Cap Vector ETF – NAV	14.22%	21.99%
Russell 1000® Index	21.14%	28.73%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 416,348,000
Holdings Count | $ / shares	343
Advisory Fees Paid, Amount	$ 684,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$416,348
Number of Holdings	343
Net Advisory Fees Paid (Thousands)	$684
Portfolio Turnover Rate	4%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Microsoft Corp.	6.2%
Amazon.com, Inc.	5.3%
Meta Platforms, Inc., Class A	4.2%
Alphabet, Inc., Class A	3.8%
Alphabet, Inc., Class C	3.3%
JPMorgan Chase & Co.	2.8%
Johnson & Johnson	2.0%
Exxon Mobil Corp.	1.9%
Oracle Corp.	1.6%
Visa, Inc., Class A	1.5%

Sector Allocation (% of Total Investments)
Information Technology	18.0%
Communication Services	14.6%
Industrials	14.6%
Financials	13.7%
Health Care	10.4%
Consumer Discretionary	10.3%
Consumer Staples	7.5%
Energy	6.8%
Materials	3.3%
Utilities	0.6%
Real Estate	0.2%
[85],[86]
Material Fund Change [Text Block]
How Did the Fund Change?
Effective February 28, 2025, the contractual management fee for the Fund was reduced from 0.19% to 0.16% and the contractual expense limitation amount for the Fund was reduced from 0.22% to 0.19%.

Material Fund Change Expenses [Text Block]	Effective February 28, 2025, the contractual management fee for the Fund was reduced from 0.19% to 0.16% and the contractual expense limitation amount for the Fund was reduced from 0.22% to 0.19%.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US Real Estate ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US Real Estate ETF
Class Name	Dimensional US Real Estate ETF
Trading Symbol	DFAR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional US Real Estate ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Real Estate ETF	$19	0.19%[1]
[87]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.19%	[87]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were -3.21% for the Fund and 0.13% for the Dow Jones U.S. Select REIT Index, the Fund’s REIT benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. REITs had positive returns for the period. U.S. REITs underperformed U.S. equities as measured by the Dow Jones US Select REIT Index and Russell indices and outperformed non-US REITs as measured by the S&P Global ex US REIT indices.
Relative to the benchmark, the Fund’s:
•	Inclusion of specialized REITs, particularly its inclusion of tower REITs, detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (02/23/2022)
Dimensional US Real Estate ETF – NAV	-3.21%	0.88%
Russell 3000® Index	20.81%	14.89%
Dow Jones U.S. Select REIT Index	0.13%	1.71%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,372,121,000
Holdings Count | $ / shares	136
Advisory Fees Paid, Amount	$ 2,209,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,372,121
Number of Holdings	136
Net Advisory Fees Paid (Thousands)	$2,209
Portfolio Turnover Rate	7%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Welltower, Inc.	7.6%
Prologis, Inc.	7.2%
American Tower Corp.	5.3%
Equinix, Inc.	4.9%
Digital Realty Trust, Inc.	4.6%
Simon Property Group, Inc.	4.5%
Realty Income Corp.	4.4%
Public Storage	3.7%
Crown Castle, Inc.	3.3%
Ventas, Inc.	2.8%

Sector Allocation (% of Total Investments)
Real Estate	100.0%
[88],[89]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US Small Cap Value ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US Small Cap Value ETF
Class Name	Dimensional US Small Cap Value ETF
Trading Symbol	DFSV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional US Small Cap Value ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Small Cap Value ETF	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 4.99% for the Fund and 9.87% for the Russell 2000® Value Index, the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap value stocks  underperformed small cap growth stocks. High profitability stocks underperformed low profitability stocks within small cap stocks. The Fund excludes from purchase small cap stocks with high asset growth. These stocks outperformed within the Russell 2000® Value Index. The Fund also excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Fund’s:
•	Focus on value stocks detracted, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks outperformed.
•	Emphasis on stocks with higher profitability detracted.
•	Exclusion of small cap stocks with high asset growth detracted.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (02/23/2022)
Dimensional US Small Cap Value ETF – NAV	4.99%	8.19%
Russell 3000® Index	20.81%	14.89%
Russell 2000® Value Index	9.87%	6.52%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 5,463,821,000
Holdings Count | $ / shares	1,023
Advisory Fees Paid, Amount	$ 12,845,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$5,463,821
Number of Holdings	1,023
Net Advisory Fees Paid (Thousands)	$12,845
Portfolio Turnover Rate	9%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Elanco Animal Health, Inc.	0.9%
Invesco, Ltd.	0.8%
HF Sinclair Corp.	0.8%
WESCO International, Inc.	0.7%
BorgWarner, Inc.	0.7%
Webster Financial Corp.	0.7%
Alcoa Corp.	0.6%
Amkor Technology, Inc.	0.6%
Lithia Motors, Inc.	0.6%
Comerica, Inc.	0.6%

Sector Allocation (% of Total Investments)
Financials	28.6%
Industrials	17.1%
Consumer Discretionary	14.1%
Energy	11.3%
Health Care	7.8%
Information Technology	6.3%
Materials	6.2%
Consumer Staples	4.3%
Communication Services	2.6%
Real Estate	1.0%
Utilities	0.7%
[90],[91]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US Sustainability Core 1 ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US Sustainability Core 1 ETF
Class Name	Dimensional US Sustainability Core 1 ETF
Trading Symbol	DFSU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional US Sustainability Core 1 ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Sustainability Core 1 ETF	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 18.08% for the Fund and 20.81% for the Russell 3000® Index, the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks and small cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within large cap stocks and small cap stocks. The Fund’s sustainability considerations generally result in a lesser weight to companies in the energy and utilities sectors. Energy stocks underperformed the Russell 3000® Index. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Fund’s:
•	Emphasis on stocks with smaller market capitalizations detracted.
•	Emphasis on value stocks detracted.
•	Exclusion of REITs contributed.
•	Sustainability considerations contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (11/01/2022)
Dimensional US Sustainability Core 1 ETF – NAV	18.08%	21.19%
Russell 3000® Index	20.81%	21.90%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,788,588,000
Holdings Count | $ / shares	1,969
Advisory Fees Paid, Amount	$ 2,012,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,788,588
Number of Holdings	1,969
Net Advisory Fees Paid (Thousands)	$2,012
Portfolio Turnover Rate	5%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	7.5%
Apple, Inc.	6.1%
Meta Platforms, Inc., Class A	3.0%
Amazon.com, Inc.	2.8%
Microsoft Corp.	2.5%
Alphabet, Inc., Class A	2.4%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	2.1%
JPMorgan Chase & Co.	1.6%
Eli Lilly & Co.	1.2%

Sector Allocation (% of Total Investments)
Information Technology	28.4%
Financials	17.2%
Industrials	13.0%
Consumer Discretionary	11.6%
Communication Services	10.4%
Health Care	10.2%
Consumer Staples	4.1%
Materials	2.3%
Energy	1.5%
Utilities	0.9%
Real Estate	0.4%
[92],[93]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional World Equity ETF
Shareholder Report [Line Items]
Fund Name	Dimensional World Equity ETF
Class Name	Dimensional World Equity ETF
Trading Symbol	DFAW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional World Equity ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional World Equity ETF	$26	0.24%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 18.53% for the Portfolio and 22.00% for the MSCI All Country World IMI Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps. US stocks underperformed developed es US and emerging markets stocks.
Relative to the benchmark, the Portfolio’s:
•	Emphasis on stocks with smaller market capitalizations detracted.
•	Emphasis on value stocks detracted.
•	Greater weight in U.S. stocks detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (09/26/2023)
Dimensional World Equity ETF – NAV	18.53%	22.05%
MSCI All Country World IMI Index (net div.)	22.00%	23.92%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 926,307,000
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 215,000
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$926,307
Number of Holdings	6
Net Advisory Fees Paid (Thousands)	$215
Portfolio Turnover Rate	-%*
[94]
Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
Dimensional U.S. Core Equity 2 ETF	53.3%
Dimensional International Core Equity 2 ETF	18.8%
Dimensional US Core Equity 1 ETF	17.8%
Dimensional Emerging Markets Core Equity 2 ETF	8.4%
Dimensional Global Real Estate ETF	1.8%
[95]
Material Fund Change [Text Block]	How Did the Fund Change? Effective February 28, 2025:
•	Joseph F. Hohn no longer serves as a portfolio manager to the Fund.
•	Mary T. Phillips no longer serves as a portfolio manager to the Fund.

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional World ex U.S. Core Equity 2 ETF
Shareholder Report [Line Items]
Fund Name	Dimensional World ex U.S. Core Equity 2 ETF
Class Name	Dimensional World ex U.S. Core Equity 2 ETF
Trading Symbol	DFAX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional World ex U.S. Core Equity 2 ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional World ex U.S. Core Equity 2 ETF	$32	0.28%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 26.78% for the Fund and 24.62% for the MSCI All Country World ex USA IMI Index (net dividends) the Fund’s all cap benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Global ex U.S. stocks had positive returns for the period. As measured by the MSCI All Country World ex USA IMI indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks and underperformed other large cap stocks. Mid cap stocks outperformed large cap stocks. Value stocks outperformed growth. High profitability stocks underperformed low profitability stocks within large caps and small caps. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Global ex U.S. REITs underperformed Global ex U.S. equities as measured by the S&P Global ex U.S. REIT Index and MSCI All Country World ex USA indices.
Relative to the benchmark, the Fund’s:
•	Emphasis on value stocks contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Dimensional World ex U.S. Core Equity 2 ETF – NAV[1]	26.78%	13.05%	8.36%
MSCI All Country World ex USA IMI Index (net div.)	24.62%	11.10%	7.68%
[96]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 9,657,897,000
Holdings Count | $ / shares	10,384
Advisory Fees Paid, Amount	$ 20,359,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$9,657,897
Number of Holdings	10,384
Net Advisory Fees Paid (Thousands)	$20,359
Portfolio Turnover Rate	5%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co., Ltd.	1.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	0.9%
Samsung Electronics Co., Ltd.	0.9%
Tencent Holdings, Ltd.	0.8%
Novartis AG, Class B	0.7%
Toyota Motor Corp.	0.5%
ASML Holding NV	0.5%
Shell PLC	0.5%
TotalEnergies SE	0.5%
Fujikura, Ltd.	0.4%

Top Countries (% of Total Investments)
Japan	15.4%
China	9.3%
Canada	8.3%
Taiwan	7.1%
United Kingdom	6.8%
Germany	5.7%
India	5.1%
Switzerland	5.0%
France	4.9%
Korea, Republic of	4.5%
[97],[98]
Material Fund Change [Text Block]	How Did the Fund Change? Effective February 28, 2025:
•	Allen Pu no longer serves as a portfolio manager to the Fund.
•	Joseph F. Hohn no longer serves as a portfolio manager to the Fund.

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US Vector Equity ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US Vector Equity ETF
Class Name	Dimensional US Vector Equity ETF
Trading Symbol	DXUV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional US Vector Equity ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Vector Equity ETF	$28	0.26%[1]
[99]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%	[99]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 13.74% for the Fund and 20.81% for the Russell 3000® Index, the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks and small cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within large cap stocks and small cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Portfolio’s:
•	Emphasis on stocks with smaller market capitalizations detracted.
•	Emphasis on value stocks detracted.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (09/10/2024)
Dimensional US Vector Equity ETF – NAV	13.74%	16.36%
Russell 3000® Index	20.81%	22.54%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 300,251,000
Holdings Count | $ / shares	2,056
Advisory Fees Paid, Amount	$ 323,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$300,251
Number of Holdings	2,056
Net Advisory Fees Paid (Thousands)	$323
Portfolio Turnover Rate	7%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	5.3%
Apple, Inc.	4.4%
Microsoft Corp.	4.4%
Meta Platforms, Inc., Class A	2.1%
Amazon.com, Inc.	2.0%
Alphabet, Inc., Class A	1.6%
Alphabet, Inc., Class C	1.4%
JPMorgan Chase & Co.	0.8%
Eli Lilly & Co.	0.7%
Johnson & Johnson	0.7%

Sector Allocation (% of Total Investments)
Information Technology	22.9%
Financials	17.1%
Industrials	15.6%
Consumer Discretionary	10.8%
Health Care	9.5%
Communication Services	8.0%
Consumer Staples	5.6%
Energy	5.6%
Materials	4.0%
Utilities	0.5%
Real Estate	0.4%
[100],[101]
Material Fund Change [Text Block]
How Did the Fund Change?
Effective February 28, 2025, the contractual management fee for the Fund was reduced from 0.25% to 0.20% and the contractual expense limitation amount for the Fund was reduced from 0.28% to 0.25%.

Material Fund Change Expenses [Text Block]	Effective February 28, 2025, the contractual management fee for the Fund was reduced from 0.25% to 0.20% and the contractual expense limitation amount for the Fund was reduced from 0.28% to 0.25%.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional International Vector Equity ETF
Shareholder Report [Line Items]
Fund Name	Dimensional International Vector Equity ETF
Class Name	Dimensional International Vector Equity ETF
Trading Symbol	DXIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional International Vector Equity ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Vector Equity ETF	$34	0.30%[1]
[102]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.30%	[102]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total NAV returns were 27.53% for the Fund and 23.90% for the MSCI World ex USA IMI Index (net dividends), the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks outperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, outperformed other large cap stocks and small cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within both large cap stocks and small cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Portfolio’s:
•	Emphasis on value stocks contributed.
•	Exclusion of REITs contributed.
•	Emphasis on stocks with higher profitability detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (09/10/2024)
Dimensional International Vector Equity ETF – NAV	27.53%	23.35%
MSCI World ex USA IMI Index (net div.)	23.90%	20.04%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 117,065,000
Holdings Count | $ / shares	2,733
Advisory Fees Paid, Amount	$ 22,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$117,065
Number of Holdings	2,733
Net Advisory Fees Paid (Thousands)	$22
Portfolio Turnover Rate	8%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
TotalEnergies SE	1.0%
Novartis AG, Class B	0.7%
BHP Group, Ltd.	0.7%
Shell PLC	0.7%
ASML Holding NV	0.6%
Orange SA	0.6%
Nestle SA	0.6%
AstraZeneca PLC	0.6%
Deutsche Telekom AG	0.5%
Toyota Motor Corp.	0.5%

Top Countries (% of Total Investments)
Japan	23.5%
Canada	13.0%
United Kingdom	10.7%
Germany	8.5%
France	7.6%
Switzerland	6.8%
Australia	6.1%
Netherlands	3.3%
Italy	3.2%
Sweden	2.8%
[103],[104]
Material Fund Change [Text Block]
How Did the Fund Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
Effective February 28, 2025, the contractual management fee for the Fund was reduced from 0.30% to 0.25% and the contractual expense limitation amount for the Fund was reduced from 0.34% to 0.30%.

Material Fund Change Expenses [Text Block]	Effective February 28, 2025, the contractual management fee for the Fund was reduced from 0.30% to 0.25% and the contractual expense limitation amount for the Fund was reduced from 0.34% to 0.30%.
Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center

[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[3]
†	Excludes cash investments and collateral for loaned securities, if any.

[4]
Excludes short-term investments and collateral for loaned securities, if any.

[5]
Excludes short-term investments and collateral for loaned securities, if any.

[6]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[7]
Excludes short-term investments and collateral for loaned securities, if any.

[8]
Excludes short-term investments and collateral for loaned securities, if any.

[9]
1	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amounts shown.

[10]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[11]
3	Annualized

[12]
Excludes short-term investments and collateral for loaned securities, if any.

[13]
Excludes short-term investments and collateral for loaned securities, if any.

[14]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[15]
Excludes short-term investments and collateral for loaned securities, if any.

[16]
Excludes short-term investments and collateral for loaned securities, if any.

[17]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[18]
Excludes short-term investments and collateral for loaned securities, if any.

[19]
Excludes short-term investments and collateral for loaned securities, if any.

[20]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[21]
Excludes short-term investments and collateral for loaned securities, if any.

[22]
Excludes short-term investments and collateral for loaned securities, if any.

[23]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[24]
†	Excludes cash investments and collateral for loaned securities, if any.

[25]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[26]
†	Excludes cash investments and collateral for loaned securities, if any.

[27]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[28]
†	Excludes cash investments and collateral for loaned securities, if any.

[29]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[30]
1	Copyright® 2025 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

[31]
Excludes short-term investments and collateral for loaned securities, if any.

[32]
Excludes short-term investments and collateral for loaned securities, if any.

[33]
†	Excludes cash investments and collateral for loaned securities, if any.

[34]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[35]
†	Excludes cash investments and collateral for loaned securities, if any.

[36]
Excludes short-term investments and collateral for loaned securities, if any.

[37]
Excludes short-term investments and collateral for loaned securities, if any.

[38]
Excludes short-term investments and collateral for loaned securities, if any.

[39]
Excludes short-term investments and collateral for loaned securities, if any.

[40]
Excludes short-term investments and collateral for loaned securities, if any.

[41]
Excludes short-term investments and collateral for loaned securities, if any.

[42]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[43]
Excludes short-term investments and collateral for loaned securities, if any.

[44]
Excludes short-term investments and collateral for loaned securities, if any.

[45]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[46]
Excludes short-term investments and collateral for loaned securities, if any.

[47]
Excludes short-term investments and collateral for loaned securities, if any.

[48]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[49]
Excludes short-term investments and collateral for loaned securities, if any.

[50]
Excludes short-term investments and collateral for loaned securities, if any.

[51]
1	The Fund has adopted the performance of the Tax-Managed DFA International Value Portfolio (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on September 10, 2021. The returns shown for periods ending on or prior to September 10, 2021 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on September 13, 2021.

[52]
Excludes short-term investments and collateral for loaned securities, if any.

[53]
Excludes short-term investments and collateral for loaned securities, if any.

[54]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[55]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[56]
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[57]
†	Excludes cash investments and collateral for loaned securities, if any.

[58]
1	The Fund has adopted the performance of the T.A. U.S. Core Equity 2 Portfolio (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on June 11, 2021. The returns shown for periods ending on or prior to June 11, 2021 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on June 14, 2021.

[59]
Excludes short-term investments and collateral for loaned securities, if any.

[60]
Excludes short-term investments and collateral for loaned securities, if any.

[61]
1	The Fund has adopted the performance of the Tax-Managed U.S. Equity Portfolio (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on June 11, 2021. The returns shown for periods ending on or prior to June 11, 2021 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on June 14, 2021.

[62]
Excludes short-term investments and collateral for loaned securities, if any.

[63]
Excludes short-term investments and collateral for loaned securities, if any.

[64]
1	The Fund has adopted the performance of the Tax-Managed U.S. Marketwide Value Portfolio II (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on May 6, 2022. The returns shown for periods ending on or prior to May 6, 2022 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on May 9, 2022.

[65]
Excludes short-term investments and collateral for loaned securities, if any.

[66]
Excludes short-term investments and collateral for loaned securities, if any.

[67]
1	The Fund has adopted the performance of the Tax-Managed U.S. Small Cap Portfolio (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on June 11, 2021. The returns shown for periods ending on or prior to June 11, 2021 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on June 14, 2021.

[68]
Excludes short-term investments and collateral for loaned securities, if any.

[69]
Excludes short-term investments and collateral for loaned securities, if any.

[70]
1	The Fund has adopted the performance of the Tax-Managed U.S. Targeted Value Portfolio (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on June 11, 2021. The returns shown for periods ending on or prior to June 11, 2021 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on June 14, 2021.

[71]
Excludes short-term investments and collateral for loaned securities, if any.

[72]
Excludes short-term investments and collateral for loaned securities, if any.

[73]
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[74]
†	Excludes cash investments and collateral for loaned securities, if any.

[75]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[76]
Excludes short-term investments and collateral for loaned securities, if any.

[77]
Excludes short-term investments and collateral for loaned securities, if any.

[78]
Excludes short-term investments and collateral for loaned securities, if any.

[79]
Excludes short-term investments and collateral for loaned securities, if any.

[80]
Excludes short-term investments and collateral for loaned securities, if any.

[81]
Excludes short-term investments and collateral for loaned securities, if any.

[82]
Excludes short-term investments and collateral for loaned securities, if any.

[83]
Excludes short-term investments and collateral for loaned securities, if any.

[84]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[85]
Excludes short-term investments and collateral for loaned securities, if any.

[86]
Excludes short-term investments and collateral for loaned securities, if any.

[87]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[88]
Excludes short-term investments and collateral for loaned securities, if any.

[89]
Excludes short-term investments and collateral for loaned securities, if any.

[90]
Excludes short-term investments and collateral for loaned securities, if any.

[91]
Excludes short-term investments and collateral for loaned securities, if any.

[92]
Excludes short-term investments and collateral for loaned securities, if any.

[93]
Excludes short-term investments and collateral for loaned securities, if any.

[94]
*	Amount is less than 1%.

[95]
†	Excludes cash investments and collateral for loaned securities, if any.

[96]
1	The Fund has adopted the performance of the T.A. World ex U.S. Core Equity Portfolio (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on September 10, 2021. The returns shown for periods ending on or prior to September 10, 2021 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on September 13, 2021.

[97]
Excludes short-term investments and collateral for loaned securities, if any.

[98]
Excludes short-term investments and collateral for loaned securities, if any.

[99]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[100]
Excludes short-term investments and collateral for loaned securities, if any.

[101]
Excludes short-term investments and collateral for loaned securities, if any.

[102]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[103]
Excludes short-term investments and collateral for loaned securities, if any.

[104]
Excludes short-term investments and collateral for loaned securities, if any.